UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To: John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	August 16, 2007 - May 31, 2008

Item 1.  Reports to Stockholders.

Table of Contents

Letter to Shareholders	2

Disclosure of Fund Expenses	5

Summary of Portfolio Holdings	6

Growth of a $10,000 Investment	7

Report of Independent Registered Public Accounting Firm	8

Statement of Investments
Emerging Markets Debt Fund	9
High Yield Bond Fund	16

Statement of Assets & Liabilities	33

Statement of Operations	34

Statement of Changes in Net Assets
Emerging Markets Debt Fund	35
High Yield Bond Fund	36

Financial Highlights
Emerging Markets Debt Fund	37
High Yield Bond Fund	38

Notes to Financial Statements	39

Additional Information	45

Trustees and Officers	48

Letter to Shareholders

Dear Shareholder,

We once again thank you for your investment in the Stone Harbor Investment Funds. Our goal is to produce long-term returns that exceed market benchmarks at risk levels comparable to, or less than, the general level of market risk. We will also strive to keep you well informed about information pertaining to your investment in our funds. If you have questions, please feel free to a call us at 212-548-1200.

PERFORMANCE

The two Stone Harbor institutional mutual funds underperformed their benchmarks on a net return basis for the six month period ended May 31, 2008. The High Yield Bond Fund returned 1.64% net of expenses, versus the Citigroup High Yield Market Capped Index return of 2.34%. In the same period the Stone Harbor Emerging Markets Debt Fund returned 1.90% net of expenses, as compared to the JP Morgan EMBI Global Diversified Index return of 2.29%. Both funds, however, remain ahead of benchmark on a net basis since their inception date of August 16, 2007; 5.09% net for the High Yield Bond Fund versus 4.69% for the benchmark, and 10.46% net for the Emerging Markets Debt Fund versus its benchmark of 9.27%.

THE MARKETS

The credit shocks of 2007 have carried over into 2008. Last year’s concerns over lax lending practices, particularly in the housing sector, led to tighter credit conditions and a dramatic economic slowdown. This year housing prices, as reported by the Case Schiller / S & P index, have declined over 15 % on a year-on-year basis and delinquencies on home mortgages have reached levels not seen since the 1930s.As a result, financial institutions have taken massive write-offs in their credit portfolios, and the Federal Reserve Bank has been left with no choice but to step in dramatically to calm the storm. Since the beginning of 2008, the Fed has lowered their overnight funds target by 225 basis points, forced a bailout of Bear Stearns, and given investment banks unprecedented access to the discount window.

Against this backdrop, it would be fair to say that navigating the waters of the credit markets for the past six months has been difficult. Investors have continued to favor the safety of U.S. government debt and credit risk has been approached with great caution. Spreads versus governments in all fixed income asset classes have been quite volatile as investors remained concerned about U.S. economic prospects. Credit spreads in the high yield market, as measured by our Citigroup High Yield benchmark, have widened by 75 basis points since December 1, 2007, while emerging debt spreads remained unchanged. Ironically, credit spreads in both markets were significantly wider just two months earlier in March.

In the Emerging Debt Fund country investments making positive contributions to performance were Colombia, Brazil and Ecuador. Investments in Argentina detracted from Fund performance. In the High Yield Fund, credits of homebuilders made a sudden recovery, and we have continued to under- weight this sector. Our over-weight of publishers also hurt our relative returns to benchmark.

Looking forward, the uncertainty of economic conditions forces us to remain cautious. The market has become extremely conscious of the threat of global inflation. Central banks face the difficult balancing act of trying to create enough economic stimulus to prevent recession, while at the same time maintaining the perception that they are vigilant against the threat of accelerating inflation. This will be a difficult task to accomplish. As a result, we believe that in the months ahead, spread volatility is likely to remain at higher levels. We are comfortable that investors will achieve attractive long-term returns even from current spread levels, but opportunities for better returns seem likely later in the year.

BOND PERFORMANCE COMPARISONS

The charts below depict the performance of various debt market indices over our reporting period. As can be seen, The Stone Harbor Funds fared well in comparison.

Dec. 1, 2007 to
May 31, 2008 (%)
Citigroup Treasury 1-10 Year (1)	2.01
Lehman U.S. Corporate Investment Grade (2)	-0.05
Citigroup High Yield Market Capped Index (3)	2.34
JP Morgan EMBI Global Diversified Index (4)	2.29

Stone Harbor High Yield Bond Fund (Gross)	1.92
Stone Harbor High Yield Bond Fund (Net)	1.64
Stone Harbor Emerging Markets Debt Fund (Gross)	2.28
Stone Harbor Emerging Markets Debt Fund (Net)	1.90

Sincerely,

Thomas W. Brock

Chairman of the Board of Trustees

June 30, 2008

(1)	The Citigroup US Treasury 1-10 Year Benchmark (On-The-Run) Index measures total returns for the current ten year on-the-run Treasuries that have been in existence for the entire month.
(2)

The Lehman Brothers U.S. Corporate Investment Grade Index is comprised of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

(3)

The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of fallen angel issues and capping the par value of individual issuers at US$5 billion par amount outstanding.

(4)

The JPMorgan EMBI Global Diversified is a uniquely-weighted version of the EMBI Global (Which tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging markets sovereign and qua-si-sovereign entities: Brady bonds, loans, Eurobonds. Currently, the EMBI Global covers 196 instruments across 28 countries). It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-866-699-8158 to receive a prospectus. Read the prospectus carefully before investing or sending money.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. [To obtain performance information for the most recent month end, please call 1-866-699-8158.]

For more complete information on the Funds, you may request additional prospectuses by calling 1-866-699-8158. You should consider each Fund’s investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the Funds’ prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

Disclosure of Fund Expenses

For the period August 16, 2007 (Inception) to May 31, 2008

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and/or redemption fees (if applicable) and (2) ongoing costs, including management fees and other Fund expenses. The below examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2007 and held until May 31, 2008.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending ac- count balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transaction fees, such as redemption fees, sales charges (loads) or exchange fees.Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	12/01/2007	05/31/2008	Ratio (a)	Period (b)
STONE HARBOR EMERGING MARKETS DEBT FUND
Institutional Class
Actual	$1,000.00	$1,019.00	0.75%	$3.78
Hypothetical	$1,000.00	$1,021.26	0.75%	$3.78

STONE HARBOR HIGH YIELD BOND FUND
Institutional Class
Actual	$1,000.00	$1,016.40	0.55%	$2.76
Hypothetical	$1,000.00	$1,022.26	0.55%	$2.77

(a)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366. Note this expense example is typically based on a six-month period.

Summary of Portfolio Holdings

May 31, 2008 (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present holdings as a percent of total net assets (“TNA”) are provided in compliance with such requirements.

EMERGING MARKETS DEBT FUND

Country Breakout	% of TNA
Argentina	6.95%
Brazil	13.41%
Chile	0.32%
Colombia	6.78%
Ecuador	2.67%
El Savador	3.68%
Gabon	1.29%
Indonesia	6.45%
Iraq	2.37%
Ireland	1.56%
Lebanon	1.11%
Luxembourg	2.07%
Malaysia	3.58%
Mexico	5.94%
Panama	4.56%
Peru	4.12%
Philippines	7.03%
Russia	4.42%
Singapore	0.05%
South Africa	1.85%
Tunisia	0.51%
Turkey	4.61%
Ukraine	2.67%
Uruguay	2.87%
Venezuela	5.44%
Total	96.31%
Other Assets in Excess of Liabilities	3.69%
Total Net Assets	100.00%

HIGH YIELD BOND FUND

Industry Breakout	% of TNA
Advertising	2.15%
Aerospace - Defense	3.99%
Agriculture	0.72%
Apparel	0.77%
Auto Manufacturers	1.73%
Beverages	1.26%
Building Products	0.97%
Chemicals	3.37%
Coal	1.04%
Commercial Services	4.17%
Distribution - Wholesale	0.34%
Diversified Financial Services	6.17%
Electric	5.51%
Electrical Components & Equipment	0.27%
Entertainment	3.54%
Environmental Control	0.92%
Food	1.58%
Forest Products & Paper	1.13%
Healthcare-Products	1.53%
Healthcare-Services	3.71%
Holding Companies-Diversified	0.12%
Home Furnishings	0.14%
Hotels & Motels	0.47%
Internet	0.27%
Investment Companies	0.43%
Iron/Steel	1.03%
Lodging	0.96%
Machinery - Construction & Mining	0.53%
Media	7.40%
Miscellaneous Manufacturers	1.11%
Office Furnishings	0.22%
Office-Business Equipment	1.46%
Oil & Gas	5.49%
Oil & Gas Services	1.16%
Packaging & Containers	2.00%
Pharmaceuticals	0.57%
Pipelines	4.59%
Real Estate Investment Trusts	1.70%
Research Services	0.37%
Retail	2.93%
Semiconductors	0.64%
Telecommunications	7.48%
Transportation	0.61%
Total	86.55%
Other Assets in Excess of Liabilities	13.45%
Total Net Assets	100.00%

Growth of a $10,000 Investment

May 31, 2008 (Unaudited)

STONE HARBOR EMERGING MARKETS DEBT FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor Emerging Markets Debt Fund and the JP Morgan Emerging Bond Index Global Diversified

The JP Morgan Emerging Bond Index Global Diversified is a uniquely-weighted version of the EMBI Global (Which tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. Currently, the EMBI Global covers 196 instruments across 28 countries). It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

STONE HARBOR HIGH YIELD BOND FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor High Yield Bond Fund and the Citigroup High Yield Market Capped Index

The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of fallen angel issues and capping the par value of individual issuers at US $5 billion par amount outstanding.

Report of Independent Registered Public Accounting Firm

May 31, 2008

To the Shareholders of Stone Harbor Investment Funds:

We have audited the accompanying statements of assets and liabilities of Stone Harbor Investment Funds, including the Stone Harbor High Yield Bond Fund and Stone Harbor Emerging Markets Debt Fund (collectively, the “Funds”), including the statements of investments, as of May 31, 2008, and the related statements of operations and net assets, and the financial highlights for the period from August 16, 2008 (inception) to May 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also-includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Stone Harbor Investment Funds as of May 31, 2008, and the results of its operations, and the net assets, and its financial highlights for the period from August 16, 2008 (inception) to May 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

July 30, 2008

Statement of Investments

May 31, 2008	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 86.88%
Argentina - 6.95%
Republic of Argentina
8.750%, 02/04/2003(1)	EUR	57,000	$27,460
7.000%, 03/18/2004(1)	EUR	30,000	14,103
7.000%, 03/18/2004(1)	EUR	58,000	13,918
9.000%, 05/24/2005(1)	EUR	25,000	11,733
9.000%, 04/26/2006(1)	EUR	58,000	27,040
10.000%, 01/03/2007(1)	ITL	140,000,000	35,395
10.250%, 01/26/2007(1)	EUR	661,000	323,576
8.000%, 02/26/2008(1)	EUR	93,000	44,514
7.000%, 09/12/2013		165,000	131,019
7.000%, 04/17/2017		145,000	102,205
8.280%, 12/31/2033(2)		727,003	594,325
1.330%, 12/31/2038(3)		100,000	36,850
			1,362,138
Brazil - 11.18%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2014	BRL	625,000	332,687
Series F, 10.000%, 01/01/2017	BRL	1,775,000	906,412
Republic of Brazil
8.500%, 09/24/2012	EUR	290,000	504,327
8.000%, 01/15/2018		390,000	445,868
			2,189,294
Chile - 0.32%
Republic of Chile
5.500%, 01/15/2013		60,000	62,124

Colombia - 6.78%
Republic of Colombia
10.750%, 01/15/2013		30,000	37,313
4.870%, 11/16/2015(4)		100,000	106,125
7.375%, 01/27/2017		100,000	113,875
11.750%, 02/25/2020		385,000	584,718
9.850%, 06/28/2027	COP	824,000,000	431,824
10.375%, 01/28/2033		35,000	53,200
			1,327,055

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Ecuador - 2.67%
Republic of Ecuador
9.375%, 12/15/2015		85,000	$91,163
10.000%, 08/15/2030		425,000	431,375
			522,538
El Salvador - 3.68%
Republic of El Salvador
7.750%, 01/24/2023		153,000	171,743
7.650%, 06/15/2035		513,000	548,910
			720,653
Gabon - 1.29%
Republic of Gabonese
8.200%, 12/12/2017(5)		235,000	252,331

Indonesia - 6.45%
Indonesia Government Credit Linked Note
8.705%, 02/20/2010(6)(7)	IDR	1,000,000,000	87,493
8.410%, 02/20/2010(6)(7)	IDR	1,943,000,000	169,999
8.443%, 02/20/2010(6)(7)	IDR	1,954,000,000	170,962
12.500%, 03/15/2013(6)	IDR	1,000,000,000	106,924
Republic of Indonesia
8.500%, 10/12/2035		100,000	107,750
7.750%, 01/17/2038		635,000	620,713
			1,263,841
Iraq - 2.37%
Republic of Iraq
5.800%, 01/15/2028		625,000	464,063

Lebanon - 1.11%
Lebanese Republic
4.000%, 12/31/2017		275,000	218,213

Malaysia - 2.62%
Malaysia
3.833%, 09/28/2011	MYR	1,455,000	452,330
3.461%, 07/31/2013	MYR	200,000	60,694
			513,024

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Mexico - 3.89%
United Mexican States
7.250%, 12/15/2016	MXN	2,090,000	$190,982
5.625%, 01/15/2017		194,000	199,918
8.300%, 08/15/2031		140,000	179,795
6.750%, 09/27/2034		175,000	191,406
			762,101
Panama - 4.56%
Republic of Panama
7.250%, 03/15/2015		457,000	504,642
9.375%, 01/16/2023		25,000	32,750
8.875%, 09/30/2027		46,000	59,570
9.375%, 04/01/2029		16,000	21,668
6.700%, 01/26/2036		260,000	273,650
			892,280
Peru - 4.12%
Republic of Peru
9.875%, 02/06/2015		115,000	146,050
8.375%, 05/03/2016		360,000	433,800
8.750%, 11/21/2033		120,000	159,000
6.550%, 03/14/2037		65,000	68,413
			807,263
Philippines - 7.03%
Republic of Philippines
8.250%, 01/15/2014		207,000	233,909
8.875%, 03/17/2015		58,000	68,150
9.375%, 01/18/2017		635,000	782,637
7.500%, 09/25/2024		145,000	157,869
9.500%, 02/02/2030		30,000	38,962
6.375%, 01/15/2032		100,000	96,000
			1,377,527
Russia - 4.42%
Russian Federation
7.500%, 03/31/2030		762,390	866,377

South Africa - 1.85%
Republic of South Africa
6.500%, 06/02/2014		323,000	338,141
8.500%, 06/23/2017		20,000	23,600
			361,741

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Turkey - 4.61%
Republic of Turkey
6.750%, 04/03/2018		75,000	$74,438
7.375%, 02/05/2025		100,000	100,563
8.000%, 02/14/2034		35,000	36,654
6.875%, 03/17/2036		485,000	441,955
7.250%, 03/05/2038		265,000	250,343
			903,953
Ukraine - 2.67%
Ukraine Government
6.875%, 03/04/2011(5)		110,000	112,063
6.385%, 06/26/2012		100,000	99,750
7.650%, 06/11/2013		300,000	311,625
			523,438
Uruguay - 2.87%
Republic of Uruguay
8.000%, 11/18/2022		510,000	561,000
7.875%, 01/15/2033(2)		800	868
			561,868
Venezuela - 5.44%
Republic of Venezuela
5.375%, 08/07/2010		130,000	123,175
10.750%, 09/19/2013		245,000	256,025
8.500%, 10/08/2014		40,000	37,800
7.000%, 12/01/2018		75,000	60,825
7.650%, 04/21/2025		480,000	379,200
9.375%, 01/13/2034		235,000	207,975
			1,065,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,750,566)			17,016,822

CORPORATE BONDS - 9.43%
Brazil - 2.23%
GTL Trade Finance, Inc.
7.250%, 10/20/2017(5)		100,000	102,375
National Development Co.
6.369%, 06/16/2018(5)		160,000	162,000

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Petrobras International Finance Co.
5.875%, 03/01/2018		175,000	$171,832
			436,207
Ireland - 1.56%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(5)(8)		300,000	306,390

Luxembourg - 2.07%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.750%, 05/29/2018(5)(8)		200,000	201,800
VTB Capital SA
6.875%, 05/29/2018(5)		205,000	204,487
			406,287
Malaysia - 0.96%
Petronas Capital Ltd.
7.875%, 05/22/2022		155,000	187,181

Mexico - 2.05%
Pemex Project Funding Master Trust
5.750%, 03/01/2018		400,000	401,520

Singapore - 0.05%
DBS Bank Ltd.
5.000%, 11/15/2019(4)(5)		10,000	9,401

Tunisia - 0.51%
Banque Centrale de Tunisie
7.375%, 04/25/2012		60,000	64,950
8.250%, 09/19/2027		30,000	34,849
			99,799
TOTAL CORPORATE BONDS (Amortized Cost $1,851,781)			1,846,785

MONEY MARKET MUTUAL FUNDS - 7.05%
Dreyfus Cash Advantage Plus Fund(2.83% 7-day yield)		1,381,709	1,381,709

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,381,709)			1,381,709

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Total Investments - 103.36% (Amortized Cost $19,984,056)			$20,245,316
Liabilities in Excess of Other Assets - (3.36)%			$(657,910)

Net Assets - 100%			$19,587,406

*	The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
ITL	Italian Lira
MXN	Mexican Peso
MYR	Malaysian Ringgit

(1)	Security is currently in default/non-income producing.
(2)	Pay-in-kind securities.
(3)	Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144Asecurities amounts to $1,350,847, which represents approximately 6.90% of net assets as of May 31, 2008.

(6)	The security is issued by JP Morgan Securities, Inc.
(7)	Zero coupon bond reflects effective yield on the date of purchase.
(8)	“OJSC” Open Joint Stock Company - A business whose capital is held in transferable shares of stock by its joint owners.

See Notes to Financial Statements

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract	Contracted		Purchase/Sale	Expiration	Value on	Current	Unrealized
Description	Amount		Contract	Date	Settlement Date	Value	Depreciation
BRL	1,460,817	(BRL)	Purchase	06/03/2008	$896,536	$894,928	$(1,608)

BRL	1,460,817	(BRL)	Sale	06/03/2008	$870,000	$894,928	$(24,928)
COP	414,460,000	(COP)	Sale	06/19/2008	230,000	236,373	(6,373)
EUR	661,850	(EUR)	Sale	07/16/2008	970,385	1,026,137	(55,752)
						$2,157,438	$(87,053)

Statement of Investments

May 31, 2008	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 81.39%
Advertising - 2.15%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008	4,000	$2,700
Lamar Media Corp.
6.625%, 08/15/2015	710,000	672,725
Series B, 6.625%, 08/15/2015	330,000	312,675
Series C, 6.625%, 08/15/2015	200,000	189,500
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	168,750
Series A-2, 6.875%, 01/15/2013	25,000	16,875
Series A-3, 8.875%, 01/15/2016	380,000	262,200
8.875%, 10/15/2017(1)	1,000,000	675,000
		2,300,425
Aerospace - Defense - 3.58%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	390,000	387,075
DRS Technologies, Inc.
6.875%, 11/01/2013	50,000	51,375
6.625%, 02/01/2016	20,000	20,950
7.625%, 02/01/2018	335,000	362,638
Esterline Technologies Corp.
7.750%, 06/15/2013	325,000	332,313
6.625%, 03/01/2017	150,000	152,250
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,563,533
Series B, 6.375%, 10/15/2015	100,000	96,875
Moog, Inc.
6.250%, 01/15/2015	410,000	397,700
TransDigm, Inc.
7.750%, 07/15/2014	450,000	462,375
		3,827,084
Agriculture - 0.72%
Reynolds American, Inc.
7.625%, 06/01/2016	730,000	765,878

Airlines - 0.00%(2)
Continental Airlines, Inc.
Series 981C, 6.541%, 09/15/2009	743	743

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Apparel - 0.77%
Levi Strauss & Co.
9.750%, 01/15/2015	785,000	$826,213

Auto Manufacturers - 1.29%
Ford Motor Co.
7.450%, 07/16/2031	410,000	285,975
8.900%, 01/15/2032	25,000	18,875
General Motors Corp.
8.375%, 07/15/2033	1,560,000	1,076,400
		1,381,250
Beverages - 1.13%
Constellation Brands, Inc.
8.375%, 12/15/2014	675,000	708,750
7.250%, 09/01/2016	445,000	445,000
7.250%, 05/15/2017	50,000	49,625
		1,203,375
Building Materials - 0.38%
Associated Materials, Inc.
11.250%, 03/01/2014(3)	130,000	89,375
Interline Brands, Inc.
8.125%, 06/15/2014	175,000	171,500
Nortek, Inc.
8.500%, 09/01/2014	150,000	105,750
NTK Holdings, Inc.
10.750%, 03/01/2014(3)	75,000	37,594
		404,219
Chemicals - 3.03%
Airgas, Inc.
6.250%, 07/15/2014	425,000	426,063
Hercules, Inc.
6.750%, 10/15/2029	475,000	456,000
Lyondell Chemical Co.
8.375%, 08/15/2015(1)	525,000	378,000
MacDermid, Inc.
9.500%, 04/15/2017(1)	225,000	219,375
Nalco Co.
7.750%, 11/15/2011	375,000	384,375
8.875%, 11/15/2013	355,000	375,413

	Principal
Interest Rate/Maturity Date	Amount	Market Value

NewMarket Corp.
7.125%, 12/15/2016	405,000	$400,950
Nova Chemicals Corp.
6.500%, 01/15/2012	645,000	603,074
		3,243,250
Coal - 1.04%
Arch Western Finance LLC
6.750%, 07/01/2013(4)	450,000	446,625
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	490,000	497,350
7.375%, 11/01/2016	35,000	35,963
7.875%, 11/01/2026	125,000	127,500
		1,107,438
Commercial Services - 4.08%
ARAMARK Corp.
6.373%, 02/01/2015(4)	65,000	62,725
8.500%, 02/01/2015	780,000	802,425
Cadmus Communications Corp.
8.375%, 06/15/2014	200,000	170,000
Cenveo Corp.
7.875%, 12/01/2013	100,000	87,250
Corrections Corp. of America
7.500%, 05/01/2011	10,000	10,125
6.250%, 03/15/2013	999,000	989,009
6.750%, 01/31/2014	75,000	75,188
Deluxe Corp.
7.375%, 06/01/2015	345,000	316,106
Education Management, LLC
8.750%, 06/01/2014	475,000	459,563
10.250%, 06/01/2016	195,000	186,713
The Geo Group, Inc.
8.250%, 07/15/2013	275,000	283,250
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,500
7.750%, 01/15/2015	575,000	589,375
8.750%, 07/15/2018	285,000	304,950
		4,362,179
Distribution - Wholesale - 0.34%
Baker & Taylor, Inc.
11.500%, 07/01/2013(1)	395,000	361,425

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Diversified Financial Services - 5.91%
AmeriCredit Corp.
8.500%, 07/01/2015	110,000	$89,238
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	275,000	267,923
9.875%, 08/10/2011	1,075,000	1,017,861
8.000%, 12/15/2016	460,000	386,741
Global Cash Access LLC
8.750%, 03/15/2012	448,000	448,000
GMAC LLC
5.850%, 01/14/2009	450,000	442,121
5.625%, 05/15/2009	224,000	216,278
7.250%, 03/02/2011	125,000	107,130
6.875%, 09/15/2011	375,000	316,379
6.000%, 12/15/2011	150,000	120,802
7.000%, 02/01/2012	375,000	306,370
6.625%, 05/15/2012	105,000	84,716
8.000%, 11/01/2031	20,000	15,356
Hughes Network Systems LLC
9.500%, 04/15/2014	160,000	162,400
Petroplus Finance Ltd.
6.750%, 05/01/2014(1)	110,000	101,475
7.000%, 05/01/2017(1)	550,000	499,125
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	475,000	439,375
Rainbow National Services LLC
8.750%, 09/01/2012(1)	200,000	206,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	125,000	121,563
Southern Star Central Corp.
6.750%, 03/01/2016	25,000	24,219
6.750%, 03/01/2016(1)	475,000	460,156
Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	465,000	480,113
		6,313,341
Electric - 5.51%
TheAES Corp.
9.375%, 09/15/2010	118,000	125,670
8.875%, 02/15/2011	131,000	137,878
7.750%, 03/01/2014	275,000	276,375
8.000%, 10/15/2017	850,000	857,438

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Edison Mission Energy
7.500%, 06/15/2013	55,000	$56,375
7.200%, 05/15/2019	290,000	284,200
7.625%, 05/15/2027	960,000	909,599
Mirant Americas Generation LLC
8.500%, 10/01/2021	175,000	169,750
Mirant North America LLC
7.375%, 12/31/2013	765,000	774,563
NRG Energy, Inc.
7.250%, 02/01/2014	425,000	417,563
7.375%, 02/01/2016	640,000	625,600
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015(1)	1,225,000	1,257,155
		5,892,166
Electrical Components & Equipment - 0.27%
Belden, Inc.
7.000%, 03/15/2017	300,000	294,000

Entertainment - 3.35%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	45,500
11.000%, 02/01/2016	240,000	244,800
Cinemark, Inc.
9.750%, 03/15/2014(3)	735,000	701,925
Great Canadian Gaming Corp.
7.250%, 02/15/2015(1)	430,000	419,250
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	170,000	130,475
Marquee Holdings, Inc.
12.000%, 08/15/2014(3)	540,000	437,400
Penn National Gaming, Inc.
6.875%, 12/01/2011	25,000	24,625
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	425,000	430,313
8.750%, 10/01/2013	175,000	180,250
7.500%, 06/15/2015(1)	230,000	190,900
Seneca Gaming Corp.
7.250%, 05/01/2012	695,000	674,150
Series B, 7.250%, 05/01/2012	105,000	101,850
		3,581,438

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Environmental Control - 0.92%
Allied Waste North America, Inc.
7.250%, 03/15/2015	900,000	$897,750
Series B, 7.125%, 05/15/2016	50,000	49,375
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	36,356
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(5)	50,000	10
		983,491
Food - 1.58%
Del Monte Corp.
8.625%, 12/15/2012	625,000	643,749
Dole Food Co., Inc.
8.625%, 05/01/2009	300,000	295,500
7.250%, 06/15/2010	325,000	303,063
8.750%, 07/15/2013	65,000	58,013
Pilgrim’s Pride Corp.
9.250%, 11/15/2013	100,000	105,750
8.375%, 05/01/2017	325,000	285,188
		1,691,263
Forest Products & Paper - 0.75%
Appleton Papers, Inc.
8.125%, 06/15/2011	120,000	116,400
Series B, 9.750%, 06/15/2014	200,000	192,000
Buckeye Technologies, Inc.
8.000%, 10/15/2010	111,000	111,555
8.500%, 10/01/2013	350,000	353,500
NewPage Corp.
10.000%, 05/01/2012	30,000	32,100
		805,555
Healthcare-Products - 1.53%
Accellent, Inc.
10.500%, 12/01/2013	430,000	394,525
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	475,000	446,500
Boston Scientific Corp.
6.000%, 06/15/2011	675,000	664,875
6.400%, 06/15/2016	50,000	47,875
7.000%, 11/15/2035	100,000	86,500
		1,640,275

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Healthcare-Services - 3.48%
Community Health Systems, Inc.
8.875%, 07/15/2015	625,000	$647,656
DaVita, Inc.
7.250%, 03/15/2015	920,000	903,900
HCA, Inc.
9.250%, 11/15/2016	500,000	529,375
9.625%, 11/15/2016(6)	25,000	26,438
National Mentor Holdings, Inc.
11.250%, 07/01/2014	175,000	182,875
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	680,000	700,400
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	123,125
9.250%, 05/01/2017(6)	620,000	610,700
		3,724,469
Holding Companies-Diversified - 0.12%
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	135,000	126,394

Home Furnishings - 0.14%
Norcraft Cos LP
9.000%, 11/01/2011	35,000	35,700
Norcraft Holdings LP
9.750%, 09/01/2012(3)	125,000	116,875
		152,575
Internet - 0.05%
FTD, Inc.
7.750%, 02/15/2014	50,000	50,500

Investment Companies - 0.43%
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/2016	450,000	461,250

Iron/Steel - 1.03%
RathGibson, Inc.
11.250%, 02/15/2014	400,000	396,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Steel Dynamics, Inc.
7.375%, 11/01/2012(1)	450,000	$455,625
6.750%, 04/01/2015	250,000	245,625
		1,097,250
Lodging - 0.96%
Caesars Entertainment, Inc.
7.875%, 03/15/2010	200,000	190,500
MGM Mirage
6.000%, 10/01/2009	35,000	34,956
8.500%, 09/15/2010	225,000	230,906
8.375%, 02/01/2011	75,000	74,719
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	50,700
7.750%, 08/15/2016	525,000	439,688
		1,021,469
Machinery - Construction & Mining - 0.53%
Terex Corp.
8.000%, 11/15/2017	550,000	565,125

Media - 6.82%
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	450,000	415,125
CCH I Holdings LLC
10.000%, 05/15/2014	25,000	15,875
CCH I Holdings LLC
11.750%, 05/15/2014(3)	230,000	152,950
12.125%, 01/15/2015(3)	25,000	16,375
CCH I Holdings, LLC
11.000%, 10/01/2015	945,000	807,974
CCO Holdings LLC
8.750%, 11/15/2013	75,000	71,625
Charter Communications Operating, LLC
8.375%, 04/30/2014(1)	50,000	49,375
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	575,000	577,875
6.750%, 04/15/2012	175,000	170,625
Dex Media, Inc.
8.000%, 11/15/2013	20,000	16,000
9.000%, 11/15/2013(3)	100,000	78,000
9.000%, 11/15/2013(3)	150,000	117,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	$20,150
Series B, 9.875%, 08/15/2013	44,000	42,515
Echostar DBS Corp.
5.750%, 10/01/2008	55,000	55,138
7.000%, 10/01/2013	25,000	24,313
6.625%, 10/01/2014	350,000	330,750
7.125%, 02/01/2016	610,000	585,600
Idearc, Inc.
8.000%, 11/15/2016	940,000	676,799
Radio One, Inc.
Series B, 8.875%, 07/01/2011	430,000	362,813
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017(1)	470,000	363,075
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	197,599
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	418,856
Sinclair Television Group, Inc.
8.000%, 03/15/2012	358,000	366,055
Univision Communications, Inc.
9.750%, 03/15/2015(1)(6)	675,000	513,000
Videotron Ltee
6.875%, 01/15/2014	670,000	664,974
6.375%, 12/15/2015	185,000	177,600
		7,288,036
Miscellaneous Manufacturers - 1.11%
Blount, Inc.
8.875%, 08/01/2012	50,000	51,000
Koppers, Inc.
9.875%, 10/15/2013	50,000	53,250
Koppers Holdings, Inc.
9.875%, 11/15/2014(3)	250,000	231,250
RBS Global, Inc.
9.500%, 08/01/2014	460,000	463,450
SPX Corp.
7.625%, 12/15/2014(1)	375,000	390,469
		1,189,419
Office-Business Equipment - 1.46%
Xerox Capital Trust I
8.000%, 02/01/2027	1,595,000	1,556,785

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Office Furnishings - 0.06%
Interface, Inc.
9.500%, 02/01/2014	65,000	$68,250

Oil & Gas - 5.49%
Chaparral Energy, Inc.
8.500%, 12/01/2015	625,000	556,249
9.375%, 02/01/2017(4)	145,000	129,413
Chesapeake Energy Corp.
7.625%, 07/15/2013	275,000	281,188
7.000%, 08/15/2014	50,000	50,063
7.750%, 01/15/2015	550,000	572,687
6.375%, 06/15/2015	150,000	144,375
6.250%, 01/15/2018	285,000	268,613
7.250%, 12/15/2018	550,000	548,624
EXCO Resources, Inc.
7.250%, 01/15/2011	900,000	887,624
Hilcorp Energy I LP
7.750%, 11/01/2015(1)	270,000	265,275
9.000%, 06/01/2016(1)	205,000	213,713
Newfield Exploration Co.
7.125%, 05/15/2018	450,000	446,063
Pioneer Natural Resources Co.
6.650%, 03/15/2017	425,000	410,259
Range Resources Corp.
7.250%, 05/01/2018	225,000	229,500
SandRidge Energy, Inc.
8.000%, 06/01/2018(1)	425,000	432,438
Stone Energy Corp.
8.250%, 12/15/2011	425,000	429,250
		5,865,334
Oil & Gas Services - 1.16%
Complete Production Services, Inc.
8.000%, 12/15/2016	425,000	432,438
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	805,000	805,000
		1,237,438
Packaging & Containers - 2.00%
CrownAmericas LLC
7.750%, 11/15/2015	430,000	453,650

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Graphic Packaging International, Inc.
8.500%, 08/15/2011	410,000	$416,150
9.500%, 08/15/2013	260,000	263,250
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	519,999
Series $, 6.750%, 12/01/2014	275,000	279,813
Owens-Illinois, Inc.
7.500%, 05/15/2010	50,000	51,250
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(1)	225,000	149,625
Radnor Holdings Corp.
11.000%, 03/15/2010(5)	25,000	313
		2,134,050
Pharmaceuticals - 0.57%
Valeant Pharmaceuticals International
7.000%, 12/15/2011	630,000	611,100

Pipelines - 4.59%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	63,755
7.000%, 06/01/2025	10,000	10,279
Atlas Pipeline Partners LP
8.125%, 12/15/2015	400,000	415,000
Copano Energy LLC
7.750%, 06/01/2018(1)	450,000	449,438
Dynegy Holdings, Inc.
8.375%, 05/01/2016	920,000	929,200
7.125%, 05/15/2018	75,000	69,563
7.750%, 06/01/2019	160,000	152,400
7.625%, 10/15/2026	25,000	22,375
El Paso Corp.
7.250%, 06/01/2018	175,000	176,531
7.800%, 08/01/2031	800,000	809,262
Targa Resources, Inc.
8.500%, 11/01/2013	630,000	609,525
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	167,114
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	50,625

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Williams Cos, Inc.
7.875%, 09/01/2021	625,000	$684,375
8.750%, 03/15/2032	250,000	292,500
		4,901,942
Real Estate Investment Trusts - 1.66%
Felcor Lodging LP
8.500%, 06/01/2011	525,000	536,813
6.788%, 12/01/2011(4)	90,000	82,575
Host Hotels & Resorts LP
Series M, 7.000%, 08/15/2012	125,000	125,469
7.125%, 11/01/2013	575,000	572,124
Series O, 6.375%, 03/15/2015	75,000	71,625
Series Q, 6.750%, 06/01/2016	400,000	390,000
		1,778,606
Retail - 2.93%
Claire’s Stores, Inc.
9.625%, 06/01/2015(6)	730,000	429,787
10.500%, 06/01/2017	400,000	211,500
Inergy LP
8.250%, 03/01/2016	125,000	127,813
8.250%, 03/01/2016(1)	325,000	332,313
Michaels Stores, Inc.
10.000%, 11/01/2014	525,000	488,249
11.375%, 11/01/2016	75,000	64,875
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(6)	95,000	97,613
10.375%, 10/15/2015	375,000	389,531
Quiksilver, Inc.
6.875%, 04/15/2015	475,000	391,875
RiteAid Corp.
6.125%, 12/15/2008(1)	400,000	407,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	196,875
		3,137,431
Semiconductors - 0.60%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	440,000	391,600
9.125%, 12/15/2014(6)	285,000	245,813
		637,413

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Telecommunications - 7.26%
American Tower Corp.
7.500%, 05/01/2012	75,000	$76,688
7.000%, 10/15/2017(1)	575,000	576,438
Citizens Communications Co.
7.875%, 01/15/2027	125,000	113,125
9.000%, 08/15/2031	855,000	795,149
Embarq Corp.
7.082%, 06/01/2016	585,000	569,741
7.995%, 06/01/2036	350,000	339,487
Level 3 Financing, Inc.
12.250%, 03/15/2013	220,000	229,900
9.250%, 11/01/2014	190,000	178,600
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	465,000	449,306
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	800,000	644,425
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	175,000	172,375
Qwest Corp.
8.875%, 03/15/2012	100,000	105,250
7.500%, 10/01/2014	1,050,000	1,049,999
7.500%, 6/15/2023	25,000	23,188
6.875%, 09/15/2033	625,000	537,500
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	32,231
8.000%, 12/15/2012	770,000	800,799
Rural Cellular Corp.
6.076%, 06/01/2013(4)	230,000	233,450
Virgin Media Finance PLC
9.125%, 08/15/2016	425,000	418,625
Wind Acquisition Finance SA
10.750%, 12/01/2015(1)	20,000	21,500
Windstream Corp.
8.625%, 08/01/2016	390,000	405,113
		7,772,889
Transportation - 0.61%
Bristow Group, Inc.
7.500%, 09/15/2017	405,000	417,150
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	230,000	238,050
		655,200

	Principal
Interest Rate/Maturity Date	Amount	Market Value

TOTAL CORPORATE BONDS (Amortized Cost $88,239,136)		$87,017,933

CONVERTIBLE CORPORATE BONDS - 0.09%
Aerospace - Defense - 0.03%
Alliant Techsystems, Inc.
2.750%, 02/15/2024(1)	10,000	14,100
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(1)	15,000	18,488
		32,588
Media - 0.02%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018(4)	25,000	23,094

Real Estate Investment Trusts - 0.04%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,059

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $93,480)		96,741

BANK LOANS - 4.85%
Aerospace - Defense - 0.38%
Sequa Corp.3
5.950%, 12/07/2014	318,750	304,405
Sequa Corp.4
5.950%, 12/07/2014	105,188	100,454
		404,859
Auto Manufacturers - 0.44%
Ford Motor Co.
8.000%, 11/29/2013	543,125	469,973

Beverages — 0.13%
Tropicana Products, Inc.
9.250%, 12/15/2011	142,147	137,994

Building Products - 0.59%
Texas Electric
6.121%, 06/09/2008	81,770	77,161
6.234%, 08/11/2008	495,458	467,532
6.478%, 10/10/2014	96,769	91,315
		636,008

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Chemicals - 0.34%
LYON
4.890%, 06/12/2014	400,000	$363,600

Commercial Services - 0.09%
ARAMARK Corp.
4.571%, 01/26/2014	91,966	86,552
5.198%, 01/26/2014	5,843	5,499
		92,051
Diversified Financial Services - 0.26%
First Data Corp B-1
7.580%, 10/08/2014	19,901	18,510
First Data Crp B1 T4
5.143%, 10/08/2014	270,379	251,483
First Data Crp B1 T5
5.349%, 10/08/2014	8,220	7,646
		277,639
Entertainment - 0.19%
LV Sands-Del Draw I
4.170%, 06/30/2008	45,000	41,516
LV Sands-Tranche 3
4.450%, 06/30/2008	178,650	164,817
		206,333
Forest Products & Paper - 0.38%
Graphpack1
5.484%, 05/16/2014	53,125	51,379
Graphpack2
5.670%, 05/16/2014	53,125	51,379
Graphpack3
5.484%, 05/16/2014	194,792	188,387
Graphpack5
5.670%, 05/16/2014	123,958	119,883
		411,028
Healthcare-Services - 0.23%
HCA, Inc.
7.080%, 11/18/2013	263,832	248,801

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Hotels & Motels - 0.47%
Tribune Company
7.396%, 05/14/2009	525,000	$499,875

Internet - 0.22%
Level 3 Communications, Inc.
5.389%, 03/09/2014	71,429	66,094
6.627%, 03/09/2014	178,571	165,234
		231,328
Media - 0.56%
Charter Comm 3
4.890%, 06/30/2008	313	279
Charter Comm 4
4.900%, 07/30/2008	124,375	110,920
Crown Castle International Corp.
6.330%, 03/02/2014	247,500	235,744
Merrill Communications, LLC
9.517%, 11/27/2013	150,000	121,125
Univision 1L 22
4.631%, 05/30/2008	9,060	7,679
Univision Communications, Inc.
5.494%, 10/03/2014	140,940	119,455
		595,202
Office Furnishings - 0.16%
Collins & Aikman Floorcoverings, Inc.
5.090%, 05/08/2014	21,272	16,273
7.401%, 05/08/2014	178,034	136,196
7.646%, 05/08/2014	18,367	14,051
		166,520
Research Services - 0.37%
Nielsen Finance 13
4.734%, 08/08/2008	422,366	397,854

Semiconductors - 0.04%
Freescale Semiconductor, Inc.
5.014%, 12/01/2013	49,748	44,892

TOTAL BANK LOANS (Amortized Cost $5,341,606)		5,183,957

	Principal
Interest Rate/Maturity Date	Amount	Market Value

COMMON STOCKS - 0.22%
Telecommunications - 0.22%
American Tower Corp.(7)	3,930	$179,679
Virgin Media, Inc.	3,372	52,907
		232,586
TOTAL COMMON STOCKS (Cost $220,178)		232,586

MONEY MARKET MUTUAL FUNDS - 8.31%
Dreyfus Cash Advantage Plus Fund (2.83% 7-day yield)	8,888,955	8,888,955

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $8,888,955)		8,888,955

Total Investments - 94.86% (Amortized Cost $102,783,355)		$101,420,172
Other Assets in Excess of Liabilities - 5.14%		5,491,904

Net Assets - 100.00%		$106,912,076

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144Asecurities amounts to $9,419,733, which represents approximately 8.81% of net assets as of May 31, 2008.

(2)	Amount represents less than 0.005% of net assets.
(3)	Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(5)	Security is currently in default/non-income producing.
(6)	Pay-in-kind securities.
(7)	Non-income producing.

See Notes to Financial Statements

Statement of Assets & Liabilities

May 31, 2008

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
ASSETS
Investments, at value(1)	$20,245,316	$101,420,172
Receivable for investments sold	420,509	—
Receivable for shares sold	—	5,075,846
Interest receivable	445,593	2,042,965
Receivable from investment advisor	24,703	—
Deferred offering costs	11,235	11,108
Prepaids and other assets	3,560	8,869
Total Assets	21,150,916	108,558,960

LIABILITIES
Payable for investments purchased	1,362,247	1,194,041
Unrealized depreciation on forward foreign currency contracts	88,661	—
Payable for distributions	32,756	339,136
Payable to advisor	—	11,961
Payable to administrator	3,842	18,280
Payable for trustee fees	—	1,313
Other payables	76,004	82,153
Total Liabilities	1,563,510	1,646,884
Net Assets	$19,587,406	$106,912,076

NET ASSETS CONSIST OF:
Paid-in capital	$19,368,561	$108,158,523
(Over)/undistributed net investment income	48,116	(56,185)
Accumulated net realized gain/(loss) on investments, swaps and translation of assets and liabilities denominated in foreign currency	(9,498)	172,921
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	180,227	(1,363,183)
Net Assets	$19,587,406	$106,912,076

PRICING OF SHARES:
Institutional Class Shares
Net Assets	$19,587,406	$106,912,076
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	1,894,363	10,776,299
Net asset value, offering and redemption price per share	$10.34	$9.92

(1) Cost of Investments	$19,984,056	$102,783,355

See Notes to Financial Statements

Statement of Operations

For the period August 16, 2007 (Inception) to May 31, 2008

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
INVESTMENT INCOME
Interest (net of foreign withholding tax of $231 on Stone Harbor Emerging Markets Debt Fund)	$882,967	$4,468,701
Other income	—	21,839
Total Investment Income	882,967	4,490,540

EXPENSES
Investment advisory fee	79,313	267,236
Administrative fee	38,088	145,683
Custodian fees	13,827	6,519
Audit fees	73,000	73,000
Printing fees	3,111	4,364
Offering costs	42,244	42,385
Legal fees	13,641	55,624
Trustee fees	11,835	13,160
Transfer agent fees	16,001	16,164
Registration fees	2,338	3,230
Insurance fees	6,409	19,224
Other	1,755	2,580
Total expenses before waiver/reimbursement	301,562	649,169
Less fees waived by investment advisor	(79,313)	(267,236)
Less fees reimbursed by investment advisor	(123,107)	(87,974)
Total Net Expenses	99,142	293,959
Net Investment Income	783,825	4,196,581

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	559,609	53,916
Swaps	(30,973)	—
Foreign currency transactions	(70,899)	—
Net realized gain	457,737	53,916
Change in unrealized appreciation/(depreciation) on:
Investments	261,260	(1,363,183)
Translation of assets and liabilities denominated in foreign currencies	(81,033)	—
Net change	180,227	(1,363,183)
Net Realized and Unrealized Gain/(Loss) on Investments	637,964	(1,309,267)
Net Increase in Net Assets Resulting from Operations	$1,421,789	$2,887,314

See Notes to Financial Statements

Statement of Changes in Net Assets

For the period August 16, 2007 (Inception) to May 31, 2008

Stone Harbor
Emerging Markets
Debt Fund
OPERATIONS
Net investment income	$783,825
Net realized gain/(loss) on investments:	457,737
Net change in unrealized appreciation on investments and foreign currency translations	180,227
Net increase in net assets resulting from operations	1,421,789

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(936,189)
From realized gains on investments	(277,514)
From tax return of capital	(6,303)
Net decrease in net assets from distributions to shareholders	(1,220,006)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sale of shares	19,485,836
Issued to shareholders in reinvestment of distributions	1,152,287
Cost of shares redeemed	(1,302,500)
Net increase in net assets from capital share transactions	19,335,623
Net Increase in Net Assets	19,537,406
Net Assets
Beginning of period	50,000
End of period (including underdistributed net investment income of $48,116)	$19,587,406

OTHER INFORMATION
Share Transactions:
Institutional Class Shares
Beginning Shares	5,000
Sold	1,901,770
Reinvested	110,056
Redeemed	(122,463)
Net increase in shares outstanding	1,894,363

See Notes to Financial Statements

Stone Harbor
High Yield
Bond Fund
OPERATIONS
Net investment income	$4,196,581
Net realized gain on investments	53,916
Net change in unrealized depreciation on investments	(1,363,183)
Net increase in net assets resulting from operations	2,887,314

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,051,279)
From realized gains on investments	(93,241)
From tax return of capital	(21,250)
Net decrease in net assets from distributions to shareholders	(4,165,770)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	109,502,778
Issued to shareholders in reinvestment of distributions	2,978,804
Cost of shares redeemed	(4,341,050)
Net increase in net assets from capital share transactions	108,140,532
Net Increase in Net Assets	108,862,076
Net Assets
Beginning of period	50,000
End of period (including overdistributed net investment income of $56,185)	$106,912,076

OTHER INFORMATION
Share Transactions:
Institutional Class Shares
Beginning Shares	5,000
Sold	10,903,020
Reinvested	301,150
Redeemed	(432,871)
Net increase in shares outstanding	10,776,299

See Notes to Financial Statements

Financial Highlights

For a share outstanding through the period presented	Emerging Markets Debt Fund
Institutional Class Shares

	For the period
	August 16, 2007
	(Inception) to
	May 31, 2008
Net asset value - beginning of the period	$10.00
Income from investment operations
Net investment income	0.46
Net realized and unrealized gain on investments	0.58
Total income from investment operations	1.04

Less distributions to common shareholders
From net investment income	(0.54)
From net realized gain on investments	(0.16)
From tax return of capital	(0.00	)(3)
Total distributions	(0.70)

Net Increase in Net Asset Value	0.34
Net asset value - end of period	$10.34

Total Return(1)(2)	10.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$19,587
Ratio of expenses to average net assets with fee waivers/reimbursements	0.75	%*
Ratio of expenses to average net assets without fee waivers/reimbursements	2.27	%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	5.91	%*

Portfolio Turnover Rate	143%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)	Less than (0.005) per share.

See Notes to Financial Statements

Financial Highlights

For a share outstanding through the period presented	Emerging Yield Bond Fund
Institutional Class Shares

	For the period
	August 16, 2007
	(Inception) to
	May 31, 2008
Net asset value - beginning of the period	$10.00
Income from investment operations
Net investment income	0.58
Net realized and unrealized loss on investments	(0.08)
Total income from investment operations	0.50

Less distributions to common shareholders
From net investment income	(0.57)
From net realized gain on investments	(0.01)
From tax return of capital	(0.00	)(3)
Total distributions	(0.58)

Net Decrease in Net Asset Value	(0.08)
Net asset value - end of period	$9.92

Total Return (1)(2)	5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$106,912
Ratio of expenses to average net assets with fee waivers/reimbursements	0.55	%*
Ratio of expenses to average net assets without fee waivers/reimbursements	1.21	%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	7.81	%*

Portfolio Turnover Rate	11%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)	Less than (0.005) per share

See Notes to Financial Statements

Notes to Financial Statements

May 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”) is a Massachusetts business trust, organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non- diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation: Debt securities, bank loans and linked notes are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Available cash is invested into a money market fund by the custodian.

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency rates is not separately disclosed.

Notes to Financial Statements (continued)

May 31, 2008

(d) Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit Default Swaps: The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(f) Loan Participations: The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons inter positioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated

Notes to Financial Statements (continued)

May 31, 2008

securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risks: Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(i) Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-date. Income distributions, if any are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid at least annually.

(j) Classifications of Distributions: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The tax character of the distributions paid by the Funds during the year ended May 31, 2008, was as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Ordinary Income	$1,213,703	$4,125,892
Long-term Capital Gain	$—	$18,628
Tax Return of Capital	$6,303	$21,250
	$1,220,006	$4,165,770

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Undistributed Ordinary Income	$—	$—
Accumulated Capital Gains/(Losses)	$—	$(374,458)
Unrealized Appreciation/(Depreciation)	$170,729	$(3,138,113)
Cumulative Effect of Other Timing Differences*	$48,116	$(56,185)
	$218,845	$(3,568,756)

*Other temporary differences due to timing, consist primarily of mark-to-market under section 1256 of the Internal Revenue Code and differences due to the timing of the deductibility of certain expenses.

Notes to Financial Statements (continued)

May 31, 2008

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended May 31, 2008, certain differences were reclassified. These differences were primarily due to the differing tax treatment of certain investments and the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Paid-in-capital	$(10,759)	$(10,759)
Undistributed Income	$200,480	$(201,487)
Accumulated Net Realized Gains	$(189,721)	$212,246
	—	—

(k)  Expenses: Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(l) Federal and Other Taxes: It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

The Funds adopted Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes’’ (‘‘FIN 48’’). FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return.

Management believes that this will not have a material impact on the Funds’ financial statements. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Advisory Fees

Stone Harbor Investment Partners LP is the Trust’s investment adviser. Under the investment advisory agreement the Trust pays an investment advisory fee calculated daily and paid monthly of 0.50% and 0.60% of the average daily net assets for Stone Harbor High Yield Bond Fund and Stone Harbor Emerging Markets Debt Fund, respectively.

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired Fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of the Stone Harbor High Yield Bond Fund Institutional Class, Stone Harbor High Yield Bond Fund Distributor Class, Stone Harbor Emerging Markets Debt Fund Institutional Class and Stone Harbor Emerging Markets Debt Fund Distributor Class will not exceed 0.55%, 0.80%, 0.75% and 1.00%, respectively. This undertaking is in effect through July 31, 2008 and is reevaluated on an annual basis. In addition, the Funds’ organizational expenses will be borne by the Adviser.

Notes to Financial Statements (continued)

May 31, 2008

The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

3. Investments

During the year ended May 31, 2008 the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Purchases of investments (other than U.S. Government Securities)	$38,802,925	$100,729,895
Purchases U.S. Government Securities	$2,191,476	$—
Total Purchases	$40,994,401	$100,729,895
Sales of investments (other than U.S. Government Securities)	$20,728,953	$6,997,409
Sales of U.S. Government Securities	$2,195,770	$—
Total Sales	$22,924,723	$6,997,409

At May 31, 2008 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Gross appreciation (excess of value over tax cost)	$526,461	$1,202,701
Gross depreciation (excess of tax cost over value)	$(274,699)	$(4,340,814)
Net unrealized appreciation/(depreciation)	$251,762	$(3,138,113)
Cost of investments for income tax purposes	$19,993,554	$104,558,285

4. Shares of Beneficial Interest

At May 31, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Notes to Financial Statements (continued)

May 31, 2008

Transactions in shares of the Institutional Class were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Shares sold	$1,901,770	$10,903,020
Shares reinvested	$110,056	$301,150
Shares redeemed	$(122,463)	$(432,871)
Net increase in shares outstanding	$1,889,363	$10,771,299

5. Post October Loss Deferral

On May 31, 2008, the High Yield Bond Fund had a post October loss deferral of $374,458 expiring in 2016. This amount is available to offset like amounts of any future taxable gains.

6. Recent Accounting Pronouncements

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its August 31, 2008 Form N-Q.

In February 2007, FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“FAS 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Fund’s financial statements and related disclosures.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

7. Other

Board of Trustees Compensation: No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds. Each individual Fund pays each Trustee who is not an interested person, as defined by the 1940 Act, of the Adviser or any of its affiliates, a fee of $1,250 per quarter plus $500 for each additional meeting in which that Trustee participates. All Trustees are reimbursed for reasonable travel and out-of-pocket expenses incurred to attend such meetings.

Additional Information

May 31, 2008

Fund Portfolio Holdings

The SEC has adopted the requirement that all funds file a complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. For the Funds, this would be for the fiscal quarters ending August 31 and February 29.The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q will be available on the SEC’s website at http://www. sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the period ending June 30, 2008 will be available without a charge, upon request, by contacting Stone Harbor Investment Funds at 1-866-699-8158 or on the SEC website at http://www.sec.gov.

Approval of Agreements

The Funds commenced operations in August 2007. The Board of Trustees approved each Fund’s Agreement at their initial Board meeting held on June 21, 2007. In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services to be provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services proposed to be provided by Stone Harbor Investment Partners (the “Adviser”) to the Funds. The Trustees also considered the nature, extent and quality of the services provided by the Adviser to its institutional clients and sub-advised funds and the proposed dedication of resources to the Funds by the Adviser, including the Adviser’s dedication to attract and retain superior talent. The Trustees also noted that each Fund was expected to be offered to institutional clients of the Adviser and not to “retail” investors.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each investment advisory agreement, that the nature, extent and quality of services proposed supported the approval of the Agreements

Investment performance of the Adviser. Prior to the approval of the Agreements, the Trustees received information regarding the performance of other accounts managed or sub-advised by the Adviser or its personnel over various time periods, including information which compared the Adviser’s performance to that of appropriate performance benchmarks. They also considered the expense caps proposed for the Fund, which by lowering expenses would help performance.

The Trustees also considered the Adviser’s performance and reputation generally and its proposed investment techniques, risk management controls and decision-making processes.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each Agreement, that the performance of the Adviser supported the approval of the Agreements.

ThecostsoftheservicestobeprovidedandprofitstoberealizedbytheAdviserfromitsrelationshipwith

the Funds. The Trustees considered the proposed fees to be charged to the Funds for advisory services as well as the total expense levels proposed for the Funds. This information included comparisons (provided by an independent third party) of the Funds’ proposed advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to its institutional and sub-advised accounts. In considering the fees charged to the Adviser’s institutional accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, and the fact that institutional clients generally paid for custodial services separately. In evaluating each Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered the expense caps proposed by the Adviser and the fact that the Adviser did not expect to earn a profit from managing the Funds during the Funds initial fiscal year.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each Agreement, that the advisory fees proposed for each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its relationship with the Funds supported the approval of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of proposed services by the Adviser and whether those economies would be shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that because the Funds were newly organized, the expected sizes of the Funds in the near term were not expected to generate any economies of scale. The Trustees also noted that the Funds would be subject to expense caps.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each investment advisory agreement, that the extent to which economies of scale would be shared with the Funds supported the approval of the Agreements

The Trustees also considered other factors, which included but were not limited to the following:

•                  the compliance programs of the Funds and the Adviser. They also considered the compliance- related resources the Adviser proposed to provide to the Funds, including resources designed to ensure compliance with the investment objectives, policies and restrictions of each Fund.

•                  potential “fallout benefits” to the Adviser, such as the benefits from offering its clients the ability to invest in a registered investment company.

Based on their evaluation of all factors that they deemed to be material, including those factors de- scribed above, the Trustees, including the Independent Trustees, concluded that the investment advisory agreements for each of the Funds should be approved.

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Trustees and Officers

May 31, 2008

The business and affairs of each Fund are managed under the direction of its Board of Trustees. The Board of Trustees approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment manager, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s manager and administrator.

The name, address, age, and principal occupations for the past five years of the Trustees and officers of the Funds are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee. Except as otherwise noted, the address of each Trustee and officer is c/o Stone Harbor Investment Partners LP, 31 W. 52nd Street, 16th Floor, New York, New York 10019. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without a charge, upon request, by calling 1-866-699-8158.

INDEPENDENT TRUSTEES

				Number of
				Portfolios in
				Fund Complex
		Term of Office and Length		Overseen by	Other Directorships
Name, Address and Age	Position with the Trust	of Time Served(1)	Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Alan Brott Age: 65	Chairman of Audit Committee; Trustee	Since June 21, 2007	Columbia University Graduate School of Business - Associate Professor, 2000-Present; Consultant, 1991-Present.	2	Bank of America– two closed-end registered hedge funds.

Heath B. McLendon Age: 75	Trustee	Since June 21, 2007	Citigroup – Chairman of Equity Research Oversight Committee (retired December 31, 2006).	2	None

Patrick Sheehan Age: 60	Trustee	Since June 21, 2007	Retired; formerly, Citigroup Asset Management-Managing Director and Fixed Income Portfolio Manager, 1991-2002.	2	None

INTERESTED TRUSTEES

				Number of
				Portfolios in
				Fund Complex
		Term of Office and Length		Overseen by	Other Directorships
Name, Address and Age	Position with the Trust	of Time Served(1)	Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Thomas W. Brock Age: 61	Chairman; Trustee	Since June 21, 2007	Stone Harbor Investment Partners LP – Chief Executive Officer, 2006-Present; Columbia University Graduate School of Business - Associate Professor, 1998-2006.	2	Bank of America – two closed-end registered hedge funds; Liberty All Star Funds – two closed-end funds.

OFFICERS

Number of
Portfolios in
Fund Complex
		Term of Office and Length		Overseen by	Other Directorships
Name, Address and Age	Position with the Trust	of Time Served(1)	Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Peter J. Wilby Age: 48	President	Since June 21, 2007

Co-portfolio manager of the Funds; since April 1, 2006, Chief Investment Officer of Stone Harbor Investment Partners LP; prior to April 1, 2006, Chief Investment Officer –North American Fixed Income; joined Citigroup or its predecessor firms in 1989.

				N/A	N/A

Pablo Cisilino Age: 40	Executive Vice President	Since June 21, 2007

Co-portfolio manager of Emerging Markets Debt Fund; since July 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; from June 1, 2004 to July 1, 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc; prior to June 1, 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; joined Goldman Sachs in 1994.

				N/A	N/A

James E. Craige Age: 40	Executive Vice President	Since June 21, 2007

Co-portfolio manager of Emerging Markets Debt Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 1, 2006, Managing Director and Senior Portfolio Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1992.

				N/A	N/A

Thomas K. Flanagan Age: 53	Executive Vice President	Since June 21, 2007

Co-portfolio manager of Emerging Markets Debt Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 1, 2006, Managing Director and Senior Portfolio Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1991.

				N/A	N/A

Number of
Portfolios in
	Position			Fund Complex
	with the	Term of Office and Length		Overseen by	Other Directorships
Name, Address and Age	Trust	of Time Served(1)	Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Beth A. Semmel Age: 46	Executive Vice President	Since June 21, 2007

Co-portfolio manager of High Yield Bond Fund; since April 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; Prior to April 1, 2006, Managing Director, Senior Portfolio Manager and Senior Trader for all high yield securities portfolios at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1993.

				N/A	N/A

Jeffrey S. Scott Age: 48	Chief Compliance Officer	Since June 21, 2007

Since April 1, 2006, Chief Compliance Officer of Stone Harbor Investment Partners LP; from October 2006 to March 2007, Director of Compliance, New York Life Investment Management LLC; from July 1998 to September 2006, Chief Compliance Officer, Salomon Brothers Asset Management Inc.

				N/A	N/A

James J. Dooley Age: 50	Treasurer	Since June 21, 2007

Since April 1, 2006, Head of Operations, Technology and Finance of Stone Harbor Investment Partners LP; from August 2004 to March 2006, Senior Operations Manager of Institutional Asset Management, Citigroup Asset Management; from October 2002 to August 2004, Managing Director, Global Operations & Application Development, AIG Global Investment Group; from May 2001 to September 2002, President and Chief Operating Officer, Financial Technologies International.

				N/A	N/A

Adam J. Shapiro Age: 44	Secretary; Anti-Money Laundering Officer	Since June 21, 2007 Since June 21, 2007

Since April 1, 2006, General Counsel of Stone Harbor Investment Partners LP; from April 2004 to March 2006, General Counsel, North American Fixed Income, Salomon Brothers Asset Management Inc.; from August 1999 to March 2004, Director of Product and Business Development, Citigroup Asset Management.

				N/A	N/A

Patrick D. Buchanan Age: 36	Assistant Treasurer	Since April 23, 2008

Since October 15, 2007, Senior Fund Controller for ALPS Fund Services, Inc; from February 2005 to October 2007, Director of Accounting for Madison Capital Management LLC; from August 2003 to February, 2005, Manager of Fund Accounting for Janus Capital Group.

				N/A	N/A

(1)	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 80.

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OFFICERS AND TRUSTEES

Alan Brott, Trustee

Heath B. McLendon, Trustee

Patrick Sheehan, Trustee

Thomas W. Brock, Chairman

Peter J. Wilby, President

Pablo Cisilino, Exec. Vice President

James E. Craige, Exec. Vice President

Thomas K. Flanagan, Exec. Vice President

Beth A. Semmel, Exec. Vice President

Jeffrey S. Scott, Chief Compliance Officer

Adam Shapiro, Secretary/Anti-Money Laundering Officer

James J. Dooley, Treasurer

Patrick Buchanan, Assistant Treasurer

INVESTMENT ADVISER

Stone Harbor Investment Partners LP

31 W. 52nd Street 16th Floor

New York, New York 10019

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN

The Bank of New York

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

SHF000111 3/09

Item 2.            Code of Ethics.

(a)   The Registrant has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended, but had not adopted a separate code of ethics as defined for purposes of Item 2 of Form N-CSR for the period covered by this report.  However, the Registrant has adopted a separate code of ethics as defined for purposes of Item 2 of Form N-CSR as of the date of this report filing.  In addition, the Registrant believes that its code of ethics adopted pursuant to Rule 17j-1, which applies to its senior officers, including its principal executive officer and principal financial officer, is reasonably designed to deter wrongdoing and promote honest and ethical conduct.

(b)   Not applicable.

(c)   During the period covered by this report, no amendments to the provisions of the code of ethics adopted in 2(a) above were made.

(d)         During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.            Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Board of Trustees has designated Alan J. Brott as the Registrant’s “Audit Committee Financial Expert.”  Mr. Brott is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.            Principal Accountant Fees and Services.

(a)                                  Audit Fees:  For the Registrant’s fiscal year ended May 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $130,000.

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(b)                                 Audit-Related Fees:  For the Registrant’s fiscal year ended May 31, 2008, their were no fees billed for assurance and related services by the principal accountant.

(c)                                  Tax Fees:  For the Registrant’s fiscal year ended May 31, 2008, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $9,000.  The fiscal year 2008 tax fees were for services pertaining to federal and state income tax return review, review of year end dividend distributions and excise tax preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal year ended May 31, 2008, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $13,351.34.  These services were associated with the formation of the Funds.

(e)(1)                   Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s Audit Committee.

(e)(2)                   No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 Not applicable.

(h)                                 Not applicable.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Investments.

(a)          Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

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Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Ex-12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	August 8, 2008

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/
Principal Financial Officer

Date:	August 8, 2008

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